Document and Entity Information	12 Months Ended
Jan. 18, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	0000909466
Amendment Flag	false
Document Creation Date	Jan. 15, 2013
Document Effective Date	Jan. 18, 2013
Prospectus Date	Jan. 18, 2013